Options and Warrants (Details) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 01, 2022	Nov. 03, 2021	Jan. 21, 2022	Jan. 31, 2023	Jan. 31, 2022	Nov. 01, 2021	Oct. 31, 2021	Oct. 25, 2021	Jan. 31, 2021
Options and Warrants (Details) [Line Items]
Exercise price			190,751	25,000		408,333
Additional share	233,333
Common stock reserved		408,333
Shares remain				171,331
Purchase shares				279,584
Exercise price per share (in Dollars per share)			$ 4.58
Options issued (in Dollars)				$ 732,130
Dividend rate				0.00%
Volatility rate			162.69%
Risk free interest rate (in Dollars)			$ 1.01
Fair value of the options issued for services			532,832		11,667		17,381	28,749	457,795
Expected term			1 year 6 months
Chief Financial Officer [Member]
Options and Warrants (Details) [Line Items]
Exercise price					87,500
Executive officers [Member]
Options and Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 3.59
Director [Member]
Options and Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 4.5
Black-Scholes [Member]
Options and Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)			$ 4.16
Dividend rate				0.00%
Expected term				1 year 6 months
Risk free interest rate (in Dollars)				$ 3
Black-Scholes [Member] | Minimum [Member]
Options and Warrants (Details) [Line Items]
Volatility rate				152.10%
Black-Scholes [Member] | Maximum [Member]
Options and Warrants (Details) [Line Items]
Volatility rate				174.45%